23. Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share

Basic and diluted

Basic earnings per share is calculated by dividing the equity attributable to Company’s owners by the weighted average number of outstanding common shares during the year.  The Company does not have potentially dilutive common shares outstanding or debts convertible into common shares.  Accordingly, basic and diluted earnings per share are equal.

	2017	2016	2015

Earnings attributable to Company’s owners	2,519,310	2,947,098	536,279
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	3.69	4.31	0.78